Material accounting policies - Going concern (Details) £ in Thousands, $ in Millions		12 Months Ended
	Jan. 24, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Mar. 11, 2025 GBP (£)	Mar. 06, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 20, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Significant accounting policies
Cash and cash equivalents		£ 22,556					£ 42,806	£ 66,786	£ 48,680	£ 62,927	£ 212,660
Net shareholders' deficit		(499,341)					(55,328)	(42,081)	(49,779)	7,318	61,561
Cash and cash equivalents on hand		22,556					£ 42,806	£ 66,786	£ 48,680	£ 62,927	£ 212,660
Proceeds from issuing shares		15,629
Mudrick capital
Significant accounting policies
Non-contingent capital commitments | $						$ 25
Backstop capital commitments | $						25
Maximum | Mudrick capital
Significant accounting policies
Capital commitments receivable | $						$ 50
Liquidity position at the date of signing of the report
Significant accounting policies
Cash and cash equivalents		22,500	£ 77,000	£ 77,000
Net shareholders' deficit		(492,000)
Cash and cash equivalents on hand		£ 22,500	£ 77,000	77,000
Expected net cash outflows from operations over next 12-month period				£ 100,000
Convertible senior secured notes
Significant accounting policies
Mandatory cash balance under loan covenants | $					$ 10
Underwritten public offering | Share transaction
Significant accounting policies
Proceeds from issuing shares | $	$ 90
Underwritten public offering | Share transaction | Mudrick capital
Significant accounting policies
Proceeds from issuing shares | $	$ 25